Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current assets
Prepaid expenses		$ 97,125
Total Current Assets		1,220,122
Marketable securities held in Trust Account		283,581,860
Total Assets		284,801,982
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liability - accounts payable and accrued expenses		289,767
Deferred underwriting fee payable		9,800,000
Total Liabilities		10,089,767
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 26,730,193 and 26,971,221 shares at $10.00 per share at September 30, 2020 and December 31, 2019, respectively		269,712,210
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital		1,984,651
Retained earnings		3,014,551
Total Stockholders' Equity		5,000,005
Total Liabilities and Stockholders' Equity		284,801,982
Class A Common Stock
Stockholders' Equity
Common stock value		103
Total Stockholders' Equity		103
Class B Common Stock
Stockholders' Equity
Common stock value		700
Total Stockholders' Equity		700
Successor
Current assets
Cash	$ 68,875	1,070,048
Prepaid income taxes.	174,949	52,949
Prepaid expenses	52,979	97,125
Total Current Assets	296,803	1,220,122
Marketable securities held in Trust Account	284,008,310	283,581,860
Total Assets	284,305,113	284,801,982
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liability - accounts payable and accrued expenses	2,203,182	289,767
Deferred underwriting fee payable	9,800,000	9,800,000
Total Liabilities	12,003,182	10,089,767
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 26,730,193 and 26,971,221 shares at $10.00 per share at September 30, 2020 and December 31, 2019, respectively	267,301,930	269,712,210
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	4,394,907	1,984,651
Retained earnings	604,267	3,014,551
Total Stockholders' Equity	5,000,001	5,000,005
Total Liabilities and Stockholders' Equity	284,305,113	284,801,982
Successor | Class A Common Stock
Stockholders' Equity
Common stock value	127	103
Total Stockholders' Equity	127	103
Successor | Class B Common Stock
Stockholders' Equity
Common stock value	700	700
Total Stockholders' Equity	$ 700	$ 700